Document and Entity Information - shares	3 Months Ended
	Jun. 30, 2015	Dec. 15, 2016
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Entity Registrant Name	PACIFIC GOLD CORP.
Entity Central Index Key	0001137855
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,269,909,409